Penn Capital Special Situations Small Cap Equity Fund
Schedule of Investments
May 31, 2023 (Unaudited)

	Number of
Common Stocks: 94.9%	Shares	Value
Aerospace & Defense: 3.5%
Spirit AeroSystems Holdings, Inc. - Class A*	11,894	$316,262
Triumph Group, Inc.*	19,133	214,098
		530,360
Air Freight & Logistics: 2.1%
GXO Logistics, Inc.*	5,547	310,188
Automobile Components: 1.6%
American Axle & Manufacturing Holdings, Inc.*	36,166	244,120
Banks: 8.3%
Ameris Bancorp	6,078	191,822
FB Financial Corp.	6,940	185,020
Hancock Whitney Corp.	4,977	181,810
Pinnacle Financial Partners, Inc.	2,646	128,728
Popular, Inc.	4,337	247,989
Seacoast Banking Corp of Florida	5,488	113,492
South State Corp.	3,092	193,312
		1,242,173
Biotechnology: 1.0%
Halozyme Therapeutics, Inc.*	4,806	155,858
Chemicals: 3.4%
Aspen Aerogels, Inc.*	15,871	104,272
Avient Corp.	5,501	200,787
Livent Corp.*	8,793	202,679
		507,738
Commercial Services & Supplies: 1.0%
Viad Corp.*	6,458	149,955
Construction Materials: 1.7%
Summit Materials, Inc. - Class A*	8,201	259,398
Containers & Packaging: 1.6%
O-I Glass, Inc.*	11,503	238,342
Electronic Equipment, Instruments & Components: 0.5%
Ouster, Inc.*	10,060	68,508
Energy Equipment & Services: 7.4%
ChampionX Corp.	6,164	155,703
Patterson-UTI Energy, Inc.	14,721	143,382
Transocean Ltd.*	50,801	290,582
Weatherford International PLC*	9,062	511,459
		1,101,126
Ground Transportation: 2.8%
ArcBest Corp.	2,165	181,384
XPO, Inc.*	5,044	236,715
		418,099
Health Care Equipment & Supplies: 5.0%
Alphatec Holdings, Inc.*	20,811	315,495
Lantheus Holdings, Inc.*	2,515	217,774
SI-BONE, Inc.*	8,763	220,652
		753,921
Health Care Providers & Services: 4.2%
Progyny, Inc.*	3,791	141,215
RadNet, Inc.*	5,944	172,019
Tenet Healthcare Corp.*	4,518	321,682
		634,916
Hotels, Restaurants & Leisure: 14.0%
Bloomin' Brands, Inc.	9,737	232,617
Boyd Gaming Corp.	2,900	184,817
Golden Entertainment, Inc.*	9,030	380,524
Hilton Grand Vacations, Inc.*	4,477	191,392
Papa John's International, Inc.	2,534	177,659
Penn Entertainment, Inc.*	8,859	221,829
Planet Fitness, Inc. - Class A*	3,458	221,104
PlayAGS, Inc.*	13,658	72,934
SeaWorld Entertainment, Inc.*	5,411	301,717
Xponential Fitness, Inc. - Class A*	4,495	119,073
		2,103,666
Insurance: 0.9%
Axis Capital Holdings Ltd.	2,461	127,726
Machinery: 2.8%
Chart Industries, Inc.*	1,598	175,349
Hillman Solutions Corp.*	30,971	250,865
		426,214
Marine Transportation: 1.5%
Kirby Corp.*	3,239	231,783
Media: 7.6%
Clear Channel Outdoor Holdings, Inc.*	115,590	142,176
EW Scripps Co. - Class A*	20,633	162,588
Gray Television, Inc.	22,457	157,873
Magnite, Inc.*	18,949	225,114
Nexstar Media Group, Inc. - Class A	1,740	262,601
Stagwell, Inc.*	30,848	191,257
		1,141,609
Metals & Mining: 2.6%
Carpenter Technology Corp.	5,272	240,456
Kaiser Aluminum Corp.	2,363	142,725
		383,181
Oil, Gas & Consumable Fuels: 4.0%
California Resources Corp.	5,204	195,358
Northern Oil and Gas, Inc.	8,348	249,689
Talos Energy, Inc.*	11,938	146,957
		592,004
Pharmaceuticals: 1.2%
Perrigo Co. PLC	5,747	183,674
Semiconductors & Semiconductor Equipment: 6.5%
Allegro MicroSystems, Inc.*	4,824	189,728
Kulicke & Soffa Industries, Inc.	5,422	286,715
Navitas Semiconductor Corp.*	27,584	235,843
Rambus, Inc.*	4,004	256,096
		968,382
Software: 4.2%
New Relic, Inc.*	3,106	218,818
RingCentral, Inc. - Class A*	6,140	213,058
Zuora, Inc. - Class A*	18,852	203,413
		635,289
Textiles, Apparel & Luxury Goods: 1.1%
Crocs, Inc.*	1,508	169,318
Trading Companies & Distributors: 3.1%
H&E Equipment Services, Inc.	7,112	255,748
NOW, Inc.*	23,050	204,914
		460,662
Wireless Telecommunication Services: 1.3%
Gogo, Inc.*	12,602	189,660
Total Common Stocks (cost $13,436,203)		14,227,870

REITs: 3.6%
Diversified REITs: 1.7%
Essential Properties Realty Trust, Inc.	10,590	253,419
Hotel & Resort REITs: 1.9%
Ryman Hospitality Properties, Inc.	3,185	292,160
Total REITS (cost $465,574)		545,579

Short-Term Investments: 0.7%
U.S. Bank Money Market Deposit Account, 3.21%(a)	96,910	96,910
Total Short-Term Investments (cost $96,910)		96,910

Total Investments - 99.2% (cost $13,998,686)		14,870,359
Other Assets and Liabilities 0.8%		116,748
Net Assets: 100.0%		$14,987,107

Percentages are stated as a percent of net assets.
* Non-income producing security.
(a) The rate shown is as of May 31, 2023.

Country Exposure (as a percentage of total investments)
United States	90.9%
Ireland	4.6%
Switzerland	1.9%
Puerto Rico	1.7%
Bermuda	0.9%

The accompanying notes are an integral part of the schedule of investments.

1. Significant Accounting Policies (Unaudited)
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A. Investment Valuation
The Fund uses the following valuation methods to determine fair value as either fair value for investments for which market quotations are available, or if not available, the fair value, as determined in good faith pursuant to such policies and procedures as may be approved by the Trust’s Board from time to time. The valuation of the portfolio investments of the Funds currently includes the following processes:

Portfolio securities listed on a national or foreign securities exchange, except those listed on the NASDAQ® Stock Market and Small CapSM exchanges (“NASDAQ®”), for which market quotations are available, are valued at the official closing price of such exchange on each business day (defined as days on which the Funds are open for business (“Business Day”)). Portfolio securities traded on the NASDAQ® will be valued at the NASDAQ® Official Closing Price on each Business Day. If there is no such reported sale on an exchange or NASDAQ®, the portfolio security will be valued at the most recent quoted bid price. Price information on listed securities is taken from the exchange where the security is primarily traded.

Other assets and securities for which no quotations are readily available (such as for certain restricted or unlisted securities and private placements) or that may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities) will be valued in good faith at fair value using procedures and methods approved by the Board. Under the procedures adopted by the Board, the Board has delegated day-to-day responsibility for fair value determinations to a Valuation Committee comprised of representatives from the Advisor.

The Fund’s portfolio holdings may also consist of shares of other investment companies in which the Fund invests. The value of each such investment company will be its net asset value (“NAV”) at the time the Fund’s shares are priced. Each investment company calculates its NAV based on the current market value for its portfolio holdings. Each investment company values securities and other instruments in a manner as described in that investment company’s prospectus. The investment company’s prospectus explains the circumstances under which the company will use fair value pricing and the effects of using fair value pricing.

Because the Fund may invest in foreign securities, the Fund’s NAV may change on days when a shareholder will not be able to purchase or redeem Fund shares because foreign markets are open at times and on days when U.S. markets are not. Investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time). If an event that could materially affect the value of the Fund’s foreign securities has occurred between the time the securities were last traded and the time that the Fund calculates its NAV, the closing price of the Fund’s securities may no longer reflect their market value at the time the Fund calculates its NAV. In such a case, the Fund may use fair value methods to value such securities.

Fixed income securities shall be valued at the evaluated bid price supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain an evaluation bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Bank loans are not listed on any securities exchange or board of trade. They are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market. This market generally has fewer trades and less liquidity than the secondary market for other types of securities. Some bank loans have few or no trades, or trade infrequently, and information regarding a specific bank loan may not be widely available or may be incomplete. Except as otherwise specified, Bank loan securities shall be valued at the evaluated bid prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain a bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Occasionally, reliable market quotations are not readily available (such as for certain restricted or unlisted securities and private placements) or securities and other assets may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities), or there may be events affecting the value of foreign securities or other securities held by the Funds that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed. Fair value determinations are then made in good faith in accordance with procedures adopted by the Board. Under the procedures adopted by the Board, the Board has delegated the responsibility for making fair value determinations to a Valuation Committee, subject to the Board’s oversight. Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available under the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used as of May 31, 2023, in valuing the Fund’s investments:

Investments in Securities(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$14,227,870	-	-	$14,227,870
Real Estate Investment Trusts (REITs)	545,579	-	-	545,579
Short-Term Investments	96,910	-	-	96,910
Total Investments in Securities	$14,870,359	$-	$-	$14,870,359

(a) All other industry classifications are identified in the Schedule of Investments for the Fund.